COMMITMENTS AND CONTINGENCIES (Schedule of Capital Commitment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
Capital commitment:	$ 24,959
Less Than 1 Year
Long-term Purchase Commitment [Line Items]
Capital commitment:	12,469
1-2 Years
Long-term Purchase Commitment [Line Items]
Capital commitment:	11,764
2-5 Years
Long-term Purchase Commitment [Line Items]
Capital commitment:	363
More Than 5 Years
Long-term Purchase Commitment [Line Items]
Capital commitment:	$ 363